LONG-TERM DEBT - Issued (Details) $ in Millions, $ in Millions				1 Months Ended													12 Months Ended
	Nov. 30, 2021	May 22, 2020	Jun. 30, 2019 CAD ($)	Nov. 30, 2021	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 31, 2020	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CAD ($)	Sep. 30, 2019 CAD ($)	Jul. 31, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020	Jun. 30, 2021 USD ($)	Jan. 04, 2021 USD ($)
Northern Courier | Liquids Pipelines
Debt Instrument [Line Items]
Ownership interest sold				15.00%
Ownership interest percentage															15.00%
Coastal GasLink | Canadian Natural Gas Pipelines
Debt Instrument [Line Items]
Ownership interest percentage											35.00%						35.00%	35.00%
Disposal group, disposed of by sale, not discontinued operations | Northern Courier
Debt Instrument [Line Items]
Ownership interest sold	15.00%														85.00%
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Debt Instrument [Line Items]
Ownership interest sold		65.00%									65.00%								65.00%
Senior Secured Credit Facilities due April 2027
Debt Instrument [Line Items]
Amount													$ 1,500
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due October 2024
Debt Instrument [Line Items]
Amount					$ 1,250
Interest Rate					1.00%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due October 2031
Debt Instrument [Line Items]
Amount					$ 1,000
Interest Rate					2.50%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due June 2024
Debt Instrument [Line Items]
Amount							$ 750
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due June 2031
Debt Instrument [Line Items]
Amount							500
Interest Rate																				2.97%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due September 2047
Debt Instrument [Line Items]
Amount							$ 250
Interest Rate																				4.33%
Long-term debt, re-issuance yield							4.186%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due April 2030
Debt Instrument [Line Items]
Amount												$ 1,250
Interest Rate												4.10%	4.10%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due April 2027
Debt Instrument [Line Items]
Amount													$ 2,000
Interest Rate												3.80%	3.80%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due September 2029
Debt Instrument [Line Items]
Amount														$ 700
Interest Rate														3.00%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due July 2048
Debt Instrument [Line Items]
Amount														$ 300
Interest Rate														4.18%
Long-term debt, re-issuance yield														3.991%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due October 2049
Debt Instrument [Line Items]
Amount																$ 1,000
Interest Rate																4.34%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Unsecured Notes due October 2031
Debt Instrument [Line Items]
Amount					$ 125
Interest Rate					2.68%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Unsecured Notes Due October 2030
Debt Instrument [Line Items]
Amount									$ 125
Interest Rate									2.84%
TUSCARORA GAS TRANSMISSION COMPANY | Senior Unsecured Notes due August 2024
Debt Instrument [Line Items]
Amount						$ 13
KEYSTONE XL SUBSIDIARIES | Line of credit | Project Level Credit Facility due June 2021
Debt Instrument [Line Items]
Amount																	$ 849	$ 1,028
Revolving credit facility, borrowing capacity																				$ 1,600	$ 4,100
COLUMBIA PIPELINE GROUP, INC.4 | Unsecured Term Loan due June 2022
Debt Instrument [Line Items]
Amount								$ 4,040
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes due June 2030
Debt Instrument [Line Items]
Amount										$ 175
Interest Rate										3.12%
Coastal GasLink | Senior Secured Credit Facilities due April 2027
Debt Instrument [Line Items]
Amount													$ 1,603
Northern Courier | Senior Secured Notes due June 2042
Debt Instrument [Line Items]
Amount			$ 1,000												$ 1,000
Interest Rate															3.365%